INVENTORIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Classes of current inventories [abstract]
Inventory expensed in cost of sales	$ 42,872	$ 35,224
Inventory write-down, provision, and plant waste included in cost of sales	45,270	4,733
Inventory write-down and provision relating to excess and unsaleable inventories	32,831	744
Inventory write-down and provision relating to concentrated extract and flower and trim available for extraction	20,251
Inventory write-down related to adjustments to net realizable value	2,753
Inventory write-offs related to abnormal plant waste due to lack of sufficient staff	$ 5,048